Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Unconstrained Bond
Supplement to the Currently Effective Prospectuses, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about March 1, 2025, the following changes will be implemented for the fund: (i) the fund will be renamed “Transamerica Strategic Income”; (ii) the fund’s investment objective, principal investment strategies and benchmarks will change; and (iii) the fund will reduce its management fee schedule and sub‑advisory fee schedule, as described below. Also as described below, Transamerica Asset Management, Inc. (“TAM”), the fund’s investment manager, will reimburse a portion of the transfer agency fees on Class I shares of the fund and the fund’s expense cap will be lowered for Class A, I and I2 shares through March 1, 2026. In addition, Class C shares of the fund will be terminated.
TAM will continue to serve as the fund’s investment manager and PineBridge Investments, LLC will continue to serve as the fund’s sub‑adviser and there will be no change in the fund’s portfolio managers.
Effective on or about March 1, 2025, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statement of Information, as applicable, concerning the fund.
* * *
MANAGEMENT FEE REDUCTION:
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $500 million	0.544%
Over $500 million up to $2 billion	0.534%
In excess of $2 billion	0.53%
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses will be deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	I	I2
Management fees[1]	0.54%	0.54%	0.54%
Distribution and service (12b‑1) fees	0.25%	None	None
Other expenses[2]	0.21%	0.22%	0.13%
Acquired fund fees and expenses[3]	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.01%	0.77%	0.68%
Fee waiver and/or expense reimbursement[4]	0.03%	0.13%[5]	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.98%	0.64%	0.64%

[1]	Management fees have been restated to reflect a reduction in management fees effective March 1, 2025.
[2]	Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.
[3]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.

[4]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2026 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.97% for Class A shares, 0.73% for Class I shares and 0.63% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2026 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

[5]	TAM has contractually agreed to reimburse 0.10% of the transfer agency fees on Class I shares through March 1, 2026.
The “Example” tables included in the Prospectuses and Summary Prospectuses will be deleted in their entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$570	$778	$1,004	$1,650
Class I	$ 65	$233	$ 415	$ 942
Class I2	$ 65	$214	$ 375	$ 843
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$570	$778	$1,004	$1,650
Class I	$ 65	$233	$ 415	$ 942
Class I2	$ 65	$214	$ 375	$ 843
* * *
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
Seeks to provide a high level of current income with long-term capital appreciation as a secondary objective.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
Under normal circumstances, the fund’s sub‑adviser, PineBridge Investments LLC (the “sub‑adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in bonds. The fund may invest in investment grade and below investment grade (commonly known as “junk bonds”) fixed-income securities issued by domestic and foreign issuers, including those in emerging market countries. The bonds in which the fund may invest may be issued by governments, their agencies or instrumentalities, and corporate issuers. The fund generally invests in fixed-income securities diversified across multiple sectors.
The fund may invest opportunistically across a broad array of fixed-income sectors including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLOs”)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality grades, and security types. Yield curve exposure can be from U.S. and/or non‑U.S. sectors.
The fund will typically hold 35% to 65% of its bond investments in securities that are rated below investment grade (that is, rated by a major agency, such as Standard & Poor’s or Moody’s, at the level of BB or below or, if unrated, determined to be of comparable quality by the sub‑adviser).
On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from +/‑3 years from the Bloomberg US Aggregate Bond Index, the fund’s primary benchmark. During periods of market volatility, duration may deviate outside this range. Duration is a measure of the sensitivity of a security to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed-income sectors and may exclude certain sectors based on relative attractiveness. At any given time, the fund may have a substantial amount of its assets in one or more sectors. No fixed-income sector is expected to constitute more than 35% of the fund’s net assets. Each sector will be actively managed, with the sub‑adviser seeking to establish a well-diversified and risk-managed sub‑portfolio in each sector of directly invested securities with no more than 5% invested in any non‑government issuer.
Investments in preferred and convertible securities generally will not exceed 15% of the fund’s net assets. The fund may invest up to 10% of its net assets in CLOs. The fund may invest significantly in non‑U.S. dollar denominated developed and emerging market bonds on a hedged or unhedged basis.
The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, and other types of secured or unsecured loans with fixed, floating, or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.
The fund may, but is not required to, use derivatives such as swaps, futures, forwards and structured investments, for investment purposes or in an effort to hedge and mitigate uncertainties from exposure to such factors as credit, interest rates, inflation, and exchange rates. Swaps, such as interest rate, inflation, total return, or credit default (on indices or individual issues) are allowed as long as the maximum underlying notional value does not exceed 65% of the underlying market value of the fund. When segments are believed to be overvalued, the fund may short indices or individual issues. The fund regularly uses derivatives to hedge interest rate duration and non‑U.S. dollar currency exposures in the fund, typically using U.S. Treasury futures and non‑U.S. dollar currency forwards and/or swaps, respectively. The fund may use derivatives to attempt to increase the fund’s return as a non‑hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
***
FUND NAME:
All references to the fund in the applicable Summary Prospectuses, Prospectuses (including in the “List and Description of Certain Underlying Funds” section, including in the list of funds, the principal investment strategies and the principal risks of the underlying funds (as applicable)) and in the Statement of Additional Information will be changed from “Transamerica Unconstrained Bond” to “Transamerica Strategic Income.”
* * *
BENCHMARKS:
The primary and secondary benchmarks in the Prospectuses and Summary Prospectuses in the “Performance” section under the sub‑heading “Average Annual Total Returns” will be as follows:
Primary: Bloomberg US Aggregate Bond Index
Secondary: Bloomberg US Universal Bond Index
* * *
Investors Should Retain this Supplement for Future Reference
December 18, 2024

Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Unconstrained Bond
Supplement to the Currently Effective Prospectuses, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about March 1, 2025, the following changes will be implemented for the fund: (i) the fund will be renamed “Transamerica Strategic Income”; (ii) the fund’s investment objective, principal investment strategies and benchmarks will change; and (iii) the fund will reduce its management fee schedule and sub‑advisory fee schedule, as described below. Also as described below, Transamerica Asset Management, Inc. (“TAM”), the fund’s investment manager, will reimburse a portion of the transfer agency fees on Class I shares of the fund and the fund’s expense cap will be lowered for Class A, I and I2 shares through March 1, 2026. In addition, Class C shares of the fund will be terminated.
TAM will continue to serve as the fund’s investment manager and PineBridge Investments, LLC will continue to serve as the fund’s sub‑adviser and there will be no change in the fund’s portfolio managers.
Effective on or about March 1, 2025, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statement of Information, as applicable, concerning the fund.
* * *
MANAGEMENT FEE REDUCTION:
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $500 million	0.544%
Over $500 million up to $2 billion	0.534%
In excess of $2 billion	0.53%
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses will be deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	I	I2
Management fees[1]	0.54%	0.54%	0.54%
Distribution and service (12b‑1) fees	0.25%	None	None
Other expenses[2]	0.21%	0.22%	0.13%
Acquired fund fees and expenses[3]	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.01%	0.77%	0.68%
Fee waiver and/or expense reimbursement[4]	0.03%	0.13%[5]	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.98%	0.64%	0.64%

[1]	Management fees have been restated to reflect a reduction in management fees effective March 1, 2025.
[2]	Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.
[3]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.

[4]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2026 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.97% for Class A shares, 0.73% for Class I shares and 0.63% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2026 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

[5]	TAM has contractually agreed to reimburse 0.10% of the transfer agency fees on Class I shares through March 1, 2026.
The “Example” tables included in the Prospectuses and Summary Prospectuses will be deleted in their entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$570	$778	$1,004	$1,650
Class I	$ 65	$233	$ 415	$ 942
Class I2	$ 65	$214	$ 375	$ 843
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$570	$778	$1,004	$1,650
Class I	$ 65	$233	$ 415	$ 942
Class I2	$ 65	$214	$ 375	$ 843
* * *
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
Seeks to provide a high level of current income with long-term capital appreciation as a secondary objective.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
Under normal circumstances, the fund’s sub‑adviser, PineBridge Investments LLC (the “sub‑adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in bonds. The fund may invest in investment grade and below investment grade (commonly known as “junk bonds”) fixed-income securities issued by domestic and foreign issuers, including those in emerging market countries. The bonds in which the fund may invest may be issued by governments, their agencies or instrumentalities, and corporate issuers. The fund generally invests in fixed-income securities diversified across multiple sectors.
The fund may invest opportunistically across a broad array of fixed-income sectors including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLOs”)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality grades, and security types. Yield curve exposure can be from U.S. and/or non‑U.S. sectors.
The fund will typically hold 35% to 65% of its bond investments in securities that are rated below investment grade (that is, rated by a major agency, such as Standard & Poor’s or Moody’s, at the level of BB or below or, if unrated, determined to be of comparable quality by the sub‑adviser).
On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from +/‑3 years from the Bloomberg US Aggregate Bond Index, the fund’s primary benchmark. During periods of market volatility, duration may deviate outside this range. Duration is a measure of the sensitivity of a security to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed-income sectors and may exclude certain sectors based on relative attractiveness. At any given time, the fund may have a substantial amount of its assets in one or more sectors. No fixed-income sector is expected to constitute more than 35% of the fund’s net assets. Each sector will be actively managed, with the sub‑adviser seeking to establish a well-diversified and risk-managed sub‑portfolio in each sector of directly invested securities with no more than 5% invested in any non‑government issuer.
Investments in preferred and convertible securities generally will not exceed 15% of the fund’s net assets. The fund may invest up to 10% of its net assets in CLOs. The fund may invest significantly in non‑U.S. dollar denominated developed and emerging market bonds on a hedged or unhedged basis.
The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, and other types of secured or unsecured loans with fixed, floating, or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.
The fund may, but is not required to, use derivatives such as swaps, futures, forwards and structured investments, for investment purposes or in an effort to hedge and mitigate uncertainties from exposure to such factors as credit, interest rates, inflation, and exchange rates. Swaps, such as interest rate, inflation, total return, or credit default (on indices or individual issues) are allowed as long as the maximum underlying notional value does not exceed 65% of the underlying market value of the fund. When segments are believed to be overvalued, the fund may short indices or individual issues. The fund regularly uses derivatives to hedge interest rate duration and non‑U.S. dollar currency exposures in the fund, typically using U.S. Treasury futures and non‑U.S. dollar currency forwards and/or swaps, respectively. The fund may use derivatives to attempt to increase the fund’s return as a non‑hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
***
FUND NAME:
All references to the fund in the applicable Summary Prospectuses, Prospectuses (including in the “List and Description of Certain Underlying Funds” section, including in the list of funds, the principal investment strategies and the principal risks of the underlying funds (as applicable)) and in the Statement of Additional Information will be changed from “Transamerica Unconstrained Bond” to “Transamerica Strategic Income.”
* * *
BENCHMARKS:
The primary and secondary benchmarks in the Prospectuses and Summary Prospectuses in the “Performance” section under the sub‑heading “Average Annual Total Returns” will be as follows:
Primary: Bloomberg US Aggregate Bond Index
Secondary: Bloomberg US Universal Bond Index
* * *
Investors Should Retain this Supplement for Future Reference
December 18, 2024